Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Expected tax at statutory rates					$ (2,351,000)	$ (617,000)
Expected tax at statutory rates					21.00%	21.00%
Permanent Differences					$ 692,000	$ (42,000)
Permanent Differences					6.00%	1.00%
State Income Tax, Net of Federal benefit					$ (612,000)	$ 0
State Income Tax, Net of Federal benefit					5.00%	0.00%
Current Year Change in Valuation Allowance					$ 2,291,000	$ 659,000
Current Year Change in Valuation Allowance					20.00%	22.00%
Prior Year True-Ups					$ (20,000)	$ 0
Prior Year True-Ups					0.00%	0.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Income tax expense					0.00%	0.00%